Income taxes - Schedule of Income Taxes Paid, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Israel	$ 85
Income taxes, net of amounts refunded	1,849	$ 1,168	$ 1,883
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	848
California
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	131
New York
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	148
Other US States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	132
Germany
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	137
Australia
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	107
Czech Republic
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	193
Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 67